Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 14, 2013
Document Effective Date	Jun. 15, 2013
Prospectus Date	Jun. 17, 2013
WBI Absolute Return Balanced Plus Fund | No Load Shares
Risk/Return:
Trading Symbol	WBPNX
WBI Absolute Return Balanced Plus Fund | Institutional Class
Risk/Return:
Trading Symbol	WBBPX
WBI Absolute Return Dividend Income Fund | No Load Shares
Risk/Return:
Trading Symbol	WBDNX
WBI Absolute Return Dividend Income Fund | Institutional Class
Risk/Return:
Trading Symbol	WBDIX